UNAUDITED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME/(LOSS) (Parenthetical) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Statement of Comprehensive Income [Abstract]
Other comprehensive (income) loss, defined benefit plan, before reclassification adjustment, after tax	$ 1,400
Other comprehensive (income) loss, defined benefit plan, reclassification adjustment from AOCI, after tax	(100)
OCI, equity method investment, tax	$ 0	$ 0